Label	Element	Value
IQ Hedge Long/Short Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INDEXIQ ETF TRUST

INDEXIQ ACTIVE ETF TRUST

(the “Trusts” and each series of the Trusts, a “Fund”)

Supplement dated December 17, 2020 (“Supplement”)

to each Fund’s Summary Prospectus and Prospectus dated August 28, 2020 (each, a “Prospectus”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Risk/Return [Heading]	rr_RiskReturnHeading	IQ Hedge Long/Short Tracker ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, for each Fund, the first paragraph in the “Fees and Expenses of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

This table describes fees and expenses that you may pay if you buy, sell or hold shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Investors Should Retain this Supplement for Future Reference